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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:  11/30/2006

Date of reporting period:  2/28/2006

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                               February 28, 2006
--------------------------------------------------------------------------------

   Shares                                                         Market Value
------------                                                     ---------------
                DOMESTIC COMMON STOCKS - 48.18%

                DIVERSIFIED HOLDING COMPANIES - 21.86%
       2,840       Berkshire Hathaway, Inc. Class A*             $  246,512,000
      18,200       Berkshire Hathaway, Inc. Class B*                 52,561,600
   2,611,037       Leucadia National Corp.                          141,648,757
                                                                 --------------
                                                                    440,722,357
                                                                 --------------

                HOME FURNISHINGS - 0.69%
     340,600       Ethan Allen Interiors, Inc.                       13,865,826
                                                                 --------------

                INSURANCE BROKERS - 1.17%
     762,000       Marsh & McLennan Cos., Inc.                       23,553,420
                                                                 --------------

                NEWSPAPERS: PUBLISHING AND PRINTING - 0.08%
      39,644       Daily Journal Corp. *                              1,585,760
                                                                 --------------

                PROPERTY AND CASUALTY INSURANCE - 0.85%
     306,800       Mercury General Corp.                             17,150,120
                                                                 --------------

                REAL ESTATE INVESTMENT TRUST - 2.41%
   4,137,600       Annaly Mortgage Management Corp.                  48,616,800
                                                                 --------------

                REAL ESTATE OPERATIONS - 0.32%
     103,768       Homefed Corp.                                      6,433,616
                                                                 --------------

                RETAIL DEPARTMENT STORES - 4.44%
     742,671       Sears Holdings Corp. *                            89,454,722
                                                                 --------------

                PAY TELEVISION SERVICES - 11.43%
   7,851,324       EchoStar Communications Corp.                    230,593,386
                                                                 --------------

                TELECOMMUNICATIONS - 4.93%
     600,700       IDT Corp. *                                        7,106,281
   4,530,300       IDT Corp. Class B*                                53,865,267
   1,335,486       USA Mobility, Inc.                                38,488,706
                                                                 --------------
                                                                     99,460,254
                                                                 --------------
TOTAL DOMESTIC COMMON STOCKS (COST $885,586,377)                    971,436,261
                                                                 --------------

                FOREIGN COMMON STOCKS - 15.52%

                BERMUDA - 0.19%
                   PROPERTY AND CASUALTY INSURANCE - 0.19%
       7,000       White Mountains Insurance Group Ltd. (a)           3,864,070
                                                                 --------------

                CANADA - 14.65%
                   OIL AND GAS PRODUCERS - 14.65%
   3,179,200       Canadian Natural Resources Ltd.                  173,457,152
   3,543,700       Penn West Energy Trust                           121,978,343
                                                                 --------------
                                                                    295,435,495
                                                                 --------------

                UNITED KINGDOM - 0.68%
                   INVESTMENT TRUST - 0.68%
   4,076,876       JZ Equity Partners PLC                            13,672,864
                                                                 --------------

TOTAL FOREIGN COMMON STOCKS (COST $217,898,030)                  $  312,972,429
                                                                 --------------

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                               February 28, 2006
--------------------------------------------------------------------------------

   Shares                                                         Market Value
------------                                                     ---------------
                MISCELLANEOUS INVESTMENTS - 4.20% (b)

TOTAL MISCELLANEOUS INVESTMENTS (COST $86,459,032)               $   84,679,644
                                                                 --------------

 Principal
------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.29%
  40,000,000       T-Bill 2.94%(c), 03/02/2006                       39,995,711
  30,000,000       T-Bill 3.51%(c), 03/09/2006                       29,974,100
  50,000,000       T-Bill 3.65%(c), 03/16/2006                       49,920,208
  50,000,000       T-Bill 3.77%(c), 03/23/2006                       49,881,445
  30,000,000       T-Bill 3.81%(c), 03/30/2006                       29,906,475
  25,000,000       T-Bill 4.05%(c), 04/06/2006                       24,897,750
  50,000,000       T-Bill 4.19%(c), 04/13/2006                       49,749,166
  50,000,000       T-Bill 4.26%(c), 04/20/2006                       49,704,167
  30,000,000       T-Bill 4.33%(c), 04/27/2006                       29,795,037
  50,000,000       T-Bill 4.40%(c), 05/04/2006                       49,609,400
  50,000,000       T-Bill 4.42%(c), 05/11/2006                       49,566,200
  50,000,000       T-Bill 4.38%(c), 05/18/2006                       49,521,750
  90,000,000       T-Bill 4.47%(c), 05/25/2006                       89,059,950
  40,000,000       T-Bill 4.56%(c), 06/22/2006                       39,440,880
                                                                 --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $631,035,656)    631,022,239
                                                                 --------------

   Shares
------------
                MONEY MARKET FUNDS - 1.88%
  37,927,470       UMB Money Market, 2.92%(c)                        37,927,470
                                                                 --------------
TOTAL MONEY MARKET FUNDS (COST $37,927,470)                          37,927,470
                                                                 --------------

TOTAL INVESTMENTS  (COST $1,858,906,565) - 101.07%                2,038,038,043
                                                                 --------------

                LIABILITIES IN EXCESS OF OTHER ASSETS,
                   NET - (1.07)%                                    (21,596,603)

                                                                 --------------
NET ASSETS - 100.00%                                             $2,016,441,440
                                                                 ==============

*     Non-income producing securities.

(a) Income from White Mountains Insurance Group Ltd., an investment affiliated with Bruce R. Berkowitz, a Director of the Fund, totaled $14,000 for the three months ended February 28, 2006.

(b) Represents previously undisclosed securities which the Fund has held for less than one year.

(c)   Rates shown are the effective yields as of February 28, 2006.

The following information for the Fund is presented on an income tax basis as of February 28, 2006:


             Cost of Investments                                 $1,858,913,015
             Gross Unrealized Appreciation                          194,710,999
             Gross Unrealized Depreciation                          (15,585,971)
                                                                 --------------
                                                                 $2,038,038,043
                                                                 ==============

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By  /s/ Bruce R. Berkowitz
    ------------------------------
    Bruce R. Berkowitz, President

Date: May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bruce R. Berkowitz
    ------------------------------
    Bruce R. Berkowitz, President

Date: May 17, 2006

By  /s/ Keith Trauner
    ------------------------------
    Keith Trauner, Treasurer

Date: May 17, 2006